Discontinued Operations (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 Vessel	Dec. 31, 2021 USD ($)
Discontinued Operations [Abstract]
Number of reportable segments | Segment	2
Number of tanker vessels acquired | Vessel			2
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Total major classes of current assets of discontinued operations	$ 47			$ 47
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Total major classes of current liabilities of discontinued operations	116			$ 120
Container Segment [Member] | Discontinued Operations [Member]
Items Constituting Net Income from Discontinued Operations [Abstract]
Other income	0	$ 400
Net income from discontinued operations	0	400
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Cash and cash equivalents	1	1
Accounts receivable, trade	17	17
Prepaid expenses and other assets	29	29
Total major classes of current assets of discontinued operations	47	47
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Accounts payable, trade and other	115	115
Accrued liabilities	1	5
Total major classes of current liabilities of discontinued operations	$ 116	$ 120